Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000009558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Financial Portfolio
Average Annual Return, Percent	29.12%	18.13%	12.92%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent	15.02%	15.26%	13.17%